WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	Shares/Units	Value
LONG INVESTMENTS - 94.78%
SPECIAL PURPOSE ACQUISITION COMPANIES - 13.96% (a)
Ascendant Digital Acquisition Corporation (b)	7,974	$83,886
CC Neuberger Principal Holdings II (b)	7,827	80,853
CF Finance Acquisition Corporation Class A	4,323	44,959
CHP Merger Corporation Class A	1,150	11,719
Churchill Capital Corporation IV	8,739	87,565
Equity Distribution Acquisition Corporation	8,189	84,347
Falcon Capital Acquisition Corporation	327	3,365
GigCapital3, Inc.	656	6,527
Kensington Capital Acquisition Corporation Class A	5,671	94,989
Longview Acquisition Corporation Class A	3,641	35,755
PropTech Acquisition Corporation Class A	1,065	11,853
QELL Acquisition Corporation (b)	24,900	252,984
Software Acquisition Group, Inc. Class A	836	8,327
Subversive Capital Acquisition Corporation Class A (b)(e)	22,446	221,542
Tortoise Acquisition Corporation II (b)	11,473	124,826
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $1,082,789)		1,153,497
	Shares
CLOSED-END FUNDS - 0.14%
BlackRock MuniYield Quality Fund III, Inc.	835	11,222
TOTAL CLOSED-END FUNDS (Cost $11,464)		11,222

PREFERRED STOCKS - 2.25% (a)
Fannie Mae, 8.250%, Series S	18,830	167,210
Freddie Mac, 8.375%, Series Z	2,113	18,806
TOTAL PREFERRED STOCKS (Cost $176,908)		186,016

WARRANTS - 1.73% (a)
CC Neuberger Principal Holdings I Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	4,974	8,953
CF Finance Acquisition Corporation Class A
Expiration: April 2025, Exercise Price: $11.50	11,580	11,348
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50 (e)	575	670
Churchill Capital Corporation III Class A
Expiration: March 2027, Exercise Price: $11.50	2,301	4,602
CIIG Merger Corporation Class A
Expiration: December 2026, Exercise Price: $11.50	4,555	3,917
dMY Technology Group, Inc. Class A
Expiration: February 2027, Exercise Price: $11.50	3,911	11,733
FinTech Acquisition Corporation III Class A
Expiration: December 2023, Exercise Price: $11.50	7,553	11,633
Flying Eagle Acquisition Corporation Class A
Expiration: February 2027, Exercise Price: $11.50	279	910
Fusion Acquisition Corporation Class A
Expiration: June 2027, Exercise Price: $11.50	3,781	4,121
GigCapital3, Inc.
Expiration: July 2025, Exercise Price: $11.50	492	315
Gores Holdings IV, Inc. Class A
Expiration: January 2025, Exercise Price: $11.50	2,080	3,453
Haymaker Acquisition Corporation II Class A
Expiration: October 2026, Exercise Price: $11.50	1,682	1,665

Hennessy Capital Acquisition Corporation IV Class A
Expiration: September 2025, Exercise Price: $11.50	3,705	8,559
Jaws Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50 (b)	4,650	9,858
Juniper Industrial Holdings, Inc. Class A
Expiration: November 2026, Exercise Price: $11.50	2,276	3,938
Kensington Capital Acquisition Corporation Class A
Expiration: July 2027, Exercise Price: $11.50	1,216	5,472
KLDiscovery, Inc.
Expiration: December 2025, Exercise Price: $11.50	41,725	12,518
Longview Acquisition Corporation Class A
Expiration: June 2025, Exercise Price: $11.50	1,322	1,282
Merida Merger Corporation I
Expiration: November 2026, Exercise Price: $11.50 (e)	2,957	1,833
Pershing Square Tontine Holdings Ltd. Class A
Expiration: July 2025, Exercise Price: $23.00	549	3,936
PropTech Acquisition Corporation Class A
Expiration: October 2026, Exercise Price: $11.50	1,181	1,939
SCVX Corporation
Expiration: January 2025, Exercise Price: $11.50 (b)	2,487	3,730
Social Capital Hedosophia Holdings Corporation III Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	2,350	9,071
Software Acquisition Group, Inc. Class A
Expiration: October 2026, Exercise Price: $11.50	418	401
Tuscan Holdings Corporation
Expiration: April 2026, Exercise Price: $11.50	13,713	6,959
Tuscan Holdings Corporation II
Expiration: July 2026, Exercise Price: $11.50	9,600	4,320
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	5,734	5,562
TOTAL WARRANTS (Cost $136,685)		142,698

	Principal Amount
BANK LOANS - 15.89% (e)(g)
Cengage Learning Holdings II, Inc.
5.250% (3 Month U.S. LIBOR + 4.250%), 6/7/2023	$124,258	104,377
Claire's Stores, Inc.
6.808% (1 Month U.S. LIBOR + 6.500%), 12/18/2026	416,905	337,693
Heritage Power LLC
7.000% (1 Month U.S. LIBOR + 6.000%), 8/2/2026	295,423	282,129
McGraw-Hill Global Education Holdings LLC
5.000% (3 Month U.S. LIBOR + 4.000%), 5/4/2022	91,984	77,113
Refinitiv U.S. Holdings, Inc.
3.406% (1 Month U.S. LIBOR + 3.250%), 10/1/2025	149,103	147,780
RentPath LLC
0.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (h)	473,000	342,925
8.000% (1 Month U.S. LIBOR + 7.000%), 12/14/2025	22,094	20,658
TOTAL BANK LOANS (Cost $1,483,009)		1,312,675

CORPORATE BONDS - 52.87% (e)
APX Group, Inc.
7.875%, 12/1/2022	383,000	383,718

Avaya, Inc.
6.125%, 9/15/2028 (f)	50,000	51,250
Bombardier, Inc.
6.000%, 10/15/2022 (b)(f)	131,000	121,666
7.500%, 3/15/2025 (b)(f)	255,000	191,888
Carvana Company
5.875%, 10/1/2028 (f)	100,000	99,000
Cincinnati Bell, Inc.
8.000%, 10/15/2025 (f)	227,000	240,336
EIG Investors Corporation
10.875%, 2/1/2024	58,000	60,531
Genesis Energy LP / Genesis Energy Finance Corporation
6.000%, 5/15/2023	315,000	286,847
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
9.875%, 5/1/2024 (f)	360,000	385,514
Ingram Micro, Inc.
5.450%, 12/15/2024	227,000	242,658
Intel Corporation
2.450%, 11/15/2029	72,000	78,436
Lithia Motors, Inc.
4.375%, 1/15/2031 (f)	6,000	6,000
Montage Resources Corporation
8.875%, 7/15/2023	418,000	425,838
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (d)(f)	323,000	324,131
Polaris Intermediate Corporation
8.500% Cash or 9.250% Paid-in-Kind, 12/1/2022 (f)	304,000	309,700
QualityTech LP / QTS Finance Corporation
3.875%, 10/1/2028 (f)	2,000	2,011
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.875%, 3/1/2031 (f)	150,000	148,500
Refinitiv U.S. Holdings, Inc.
6.250%, 5/15/2026 (f)	68,000	72,718
8.250%, 11/15/2026 (f)	281,000	308,397
Stars Group Holdings BV / Stars Group US Co-Borrower LLC
7.000%, 7/15/2026 (b)(f)	294,000	312,926
WPX Energy, Inc.
5.875%, 6/15/2028	230,000	240,642
Yum! Brands, Inc.
3.625%, 3/15/2031	75,000	75,141
TOTAL CORPORATE BONDS (Cost $4,459,325)		4,367,848

	Shares
ESCROW NOTES - 6.43% (a)(e)
Altaba, Inc.	23,452	530,895
TOTAL ESCROW NOTES (Cost $497,219)		530,895

SHORT-TERM INVESTMENTS - 1.51%
MONEY MARKET FUNDS - 1.51% (c)
Goldman Sachs Government Fund, Institutional Share Class, 0.00%	125,104	125,104
TOTAL SHORT-TERM INVESTMENTS (Cost $125,104)		125,104
TOTAL LONG INVESTMENTS (Cost $7,972,503) - 94.78%		7,829,955

	Principal Amount
SHORT INVESTMENTS - (0.90)%
U.S. GOVERNMENT NOTES/BONDS - (0.90)% (e)
United States Treasury Notes/Bonds
1.75%, 11/15/2029	$(68,000)	(74,872)
TOTAL U.S. GOVERNMENT NOTES/BONDS (Proceeds $69,222)		(74,872)
TOTAL SHORT INVESTMENTS (Proceeds $69,222) - (0.90)%		(74,872)
TOTAL NET INVESTMENTS (Cost $7,903,281) - 93.88%		7,755,083
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.12%		505,980
TOTAL NET ASSETS - 100.00%		$8,261,063

LIBOR	- London Interbank Offered Rate
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(d)	All or a portion of the shares have been committed as collateral for open securities sold short and swap contracts.
(e)	Level 2 Security. Please see footnote (i) on the Schedule of Investments for more information.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2020, these securities represent 31.16% of total net assets.

(g)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2020.
(h)	Default or other conditions exist and the security is not presently accruing income.
(i)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2020. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Special Purpose Acquisition Companies	$931,955	$221,542	$-	$1,153,497
Closed-End Funds	11,222	-	-	11,222
Preferred Stocks	186,016	-	-	186,016
Warrants	140,195	2,503	-	142,698
Bank Loans	-	1,312,675	-	1,312,675
Corporate Bonds	-	4,367,848	-	4,367,848
Escrow Notes	-	530,895	-	530,895
Short-Term Investments	125,104	-	-	125,104
Swap Contracts*	-	84,207	-	84,207
Total	$1,394,492	$6,519,670	$-	$7,914,162

Liabilities
Short U.S. Government Notes/Bonds	$-	$(74,872)	$-	$(74,872)
Total	$-	$(74,872)	$-	$(74,872)

* Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2020, the value of these securities was $-. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (i). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

During the period ended September 30, 2020, the value of securities transferred out of Level 2 and into Level 3 was $-.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.

WCM Alternatives: Credit Event Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2020 (Unaudited)
			Pay/Receive
			on	Financing	Payment			Unrealized
Counterparty	Security	Termination Date	Financing Rate	Rate	Frequency	Shares	Notional Amount	Appreciation (Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Artius Acquisition, Inc.	9/28/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	18,901	$198,082	$(1,707)
JPM	BlackRock Floating Rate Income Strategies Fund, Inc.	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	2,826	31,679	813
GS	BlackRock MuniYield Quality Fund III, Inc.	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	6,882	76,750	15,716
JPM	BlackRock MuniYield Quality Fund III, Inc.	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	672	8,978	52
GS	BowX Acquisition Corporation	10/1/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	15,600	160,056	-
GS	Broadmark Realty Capital, Inc.	1/16/2021	Pay	0.600% +1 Month U.S. LIBOR	Monthly	18,866	230,890	(44,918)
GS	CC Neuberger Principal Holdings I Class A	9/1/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	14,922	151,608	3,553
GS	CF Finance Acquisition Corporation Class A	11/19/2020	Pay	1.100% +1 Month U.S. LIBOR	Monthly	15,440	157,179	3,341
GS	Churchill Capital Corporation III Class A	6/17/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	9,204	94,433	(110)
GS	CIIG Merger Corporation Class A	6/17/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	9,110	89,278	1,988
GS	E.Merge Technology Acquisition Corporation	10/1/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	15,700	158,256	-
JPM	Eaton Vance Floating-Rate Income Trust	7/20/2021	Pay	0.800% + 1 Month U.S. LIBOR	Monthly	2,639	30,560	779
JPM	Eaton Vance Senior Floating-Rate Income Trust	7/20/2021	Pay	0.847% + 1 Month U.S. LIBOR	Monthly	1,819	20,646	500
GS	FinTech Acquisition Corporation III Class A	11/19/2020	Pay	1.100% +1 Month U.S. LIBOR	Monthly	19,336	195,131	4,163
JPM	First Trust Senior Floating Rate Income Fund II	7/20/2021	Pay	0.800% + 1 Month U.S. LIBOR	Monthly	3,374	36,304	693
GS	Flying Eagle Acquisition Corporation Class A	6/17/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	5,887	62,167	9,407
GS	Foley Trasimen Acquisition Corporation Class A	6/10/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	14,643	154,044	11,245
GS	Fusion Acquisition Corporation Class A	9/10/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	7,562	74,183	138
GS	GMAC Capital Trust I	2/19/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	8,875	233,235	(11,668)
GS	Gores Holdings IV, Inc. Class A	6/22/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	11,760	117,600	3,624
GS	Haymaker Acquisition Corporation II Class A	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	9,882	93,780	5,007
GS	Hennessy Capital Acquisition Corporation IV Class A	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	5,138	51,277	5,941
GS	Highcape Capital Acquisition Corporation	9/28/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	28,193	285,595	(291)
GS	Hudson Executive Investment Corporation Class A	6/10/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	18,937	195,051	1,953
GS	Invesco Municipal Opportunity Trust	2/19/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	835	9,631	571
JPM	Invesco Municipal Opportunity Trust	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	1,107	13,439	86
JPM	Invesco Senior Income Trust	7/20/2021	Pay	1.000% + 1 Month U.S. LIBOR	Monthly	13,151	44,845	3,265
JPM	Invesco Value Municipal Income Trust	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	923	13,651	(77)
GS	Jaws Acquisition Corporation Class A	7/31/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	13,950	144,941	228
GS	Juniper Industrial Holdings, Inc. Class A	9/15/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	4,552	46,248	1,357
GS	Merida Merger Corporation I	9/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	5,915	58,144	316
JPM	Nuveen AMT-Free Municipal Credit Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	1,582	24,727	42
GS	Nuveen AMT-Free Quality Municipal Income Fund	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	17,513	228,742	22,313
JPM	Nuveen AMT-Free Quality Municipal Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	1,229	17,562	58
JPM	Nuveen California Quality Municipal Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	1,701	24,869	(107)
JPM	Nuveen Intermediate Duration Municipal Term Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	12,489	166,416	404
JPM	Nuveen Municipal Credit Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	4,117	62,126	(1,659)
GS	Nuveen New Jersey Quality Municipal Income Fund	3/11/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	712	9,578	54
GS	Nuveen New York AMT-Free Quality Municipal Income Fund	3/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	6,880	78,367	10,082
JPM	Nuveen New York AMT-Free Quality Municipal Income Fund	7/20/2021	Pay	0.300% + 1 Month U.S. LIBOR	Monthly	654	8,574	(165)
GS	Oaktree Acquisition Corporation Class A	9/15/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	5,823	64,344	4,064
GS	Pershing Square Tontine Holdings Ltd. Class A	9/15/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	4,941	110,678	1,394
GS	Pivotal Investment Corporation II Class A	10/1/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	20,713	238,821	-
GS	Qurate Retail, Inc.	9/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	4,472	415,735	24,717
GS	SCVX Corporation	9/24/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	4,974	50,364	(632)
JPM	SLM Corporation, 4.311%, Series B	7/20/2021	Pay	1.100% + 1 Month U.S. LIBOR	Monthly	2,007	65,228	1,268
GS	Social Capital Hedosophia Holdings Corporation III Class A	9/10/2021	Pay	0.500% +1 Month U.S. LIBOR	Monthly	7,050	78,960	8,868
GS	Trebia Acquisition Corporation Class A	6/29/2021	Pay	1.000% +1 Month U.S. LIBOR	Monthly	14,822	155,186	4,841
GS	Tuscan Holdings Corporation II	1/16/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	19,200	190,974	580
GS	Whole Earth Brands, Inc.	6/26/2021	Pay	1.100% +1 Month U.S. LIBOR	Monthly	11,468	103,488	(7,880)
								$84,207

GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).